Details of the Statements of Profit or Loss and Other Comprehensive Income (Schedule of Costs and Depreciation) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Details Of Statements Of Profit Or Loss And Other Comprehensive Income Loss [Abstract]
Depreciation from fixed assets	€ 13,937	€ 2,299	€ 5,744
Depreciation from Right-of-use assets	774	320	321
Amortization	365	356	351
Professional services	1,496	482	672
Operating and maintenance services	11,390	4,025	5,322
System operator charges	3,046	0	0
Insurance	549	178	344
Other	1,043	266	300
Total operating costs	€ 32,600	€ 7,926	€ 13,054